UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH International Equity Fund
BBH Intermediate Municipal Bond Fund
BBH Limited Duration Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2016 (unaudited)

Shares				Value

	COMMON STOCKS (91.1%)

	BASIC MATERIALS (3.8%)

1,176,418	Celanese Corp. (Series A)			$74,608,430
603,737	Praxair, Inc.			70,359,510
	Total Basic Materials			144,967,940

	COMMUNICATIONS (14.2%)

235,956	Alphabet, Inc. (Class C)1			181,400,613
3,492,715	Comcast Corp. (Class A)			234,885,084
4,364,975	Discovery Communications, Inc. (Class C)1			107,116,487
748,058	eBay, Inc.1			23,309,487
	Total Communications			546,711,671

	CONSUMER CYCLICAL (6.4%)

1,663,126	Bed, Bath & Beyond, Inc.			74,757,514
3,065,134	Liberty Interactive Corp. QVC Group (Class A)1			82,176,242
1,207,335	Wal-Mart Stores, Inc.			88,099,235
	Total Consumer Cyclical			245,032,991

	CONSUMER NON-CYCLICAL (25.3%)

576,719	Dentsply Sirona, Inc.			36,933,085
866,939	Diageo, Plc. ADR			101,033,071
345,090	FleetCor Technologies, Inc.1			52,343,251
310,979	Henry Schein, Inc.1			56,280,979
1,627,662	Nestle SA ADR			130,587,322
1,995,021	Novartis AG ADR			166,105,448
3,196,244	PayPal Holdings, Inc.1			119,028,127
964,747	Perrigo Co., Plc.			88,168,228
1,369,164	Unilever NV (NY Shares)			63,145,844
3,125,429	Zoetis, Inc.			157,740,402
	Total Consumer Non-cyclical			971,365,757

	ENERGY (6.9%)

1,388,133	EOG Resources, Inc.			113,410,466
879,724	Occidental Petroleum Corp.			65,741,774
1,047,103	Schlumberger, Ltd.			84,312,734
	Total Energy			263,464,974

	FINANCIALS (19.1%)

1,160	Berkshire Hathaway, Inc. (Class A)1			250,560,000
3,257,556	Progressive Corp.			105,903,145
4,828,082	US Bancorp			203,600,218
3,658,070	Wells Fargo & Co.			175,477,618
	Total Financials			735,540,981

	INDUSTRIALS (1.5%)

871,181	Waste Management, Inc.			57,602,488
	Total Industrials			57,602,488
BBH CORE SELECT PORTFOLIO OF INVESTMENTS (continued) July 31, 2016 (unaudited)

Shares				Value

	COMMON STOCKS (continued)

	TECHNOLOGY (13.9%)

2,575,721	Microsoft Corp.			$145,991,866
6,008,149	Oracle Corp.			246,574,435
2,274,899	QUALCOMM, Inc.			142,363,180
	Total Technology			534,929,481

	Total Common Stocks (Identified cost $2,395,634,855)			3,499,616,283

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (5.0%)

$193,500,000	National Australia Bank (Agreement dated 7/29/16 collateralized by U.S. Treasury Inflation Indexed Note 0.125%, due 04/15/20, original par $189,525,000, valued at $197,370,000)	08/01/16	0.300%	193,500,000
	Total Repurchase Agreements (Identified cost $193,500,000)			193,500,000

	U.S. TREASURY BILLS (3.3%)

125,000,000	U.S. Treasury Bill2	09/22/16	0.000	124,951,250
	Total U.S. Treasury Bills (Identified cost $124,951,250)			124,951,250

TOTAL INVESTMENTS (Identified cost $2,714,086,105)3			99.4%	$3,818,067,533
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.6%	24,405,609
NET ASSETS			100.0%	$3,842,473,142

_____________

1	Non-income producing security.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3
The aggregate cost for federal income tax purposes is $2,714,086,105,the aggregate gross unrealized appreciation is $1,148,502,945, and the aggregate gross unrealized depreciation is $44,521,517, resulting in net unrealized appreciation of $1,103,981,428.

Abbreviations:
ADR	−	American Depositary Receipt.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2016
Basic Materials	$ 144,967,940	$ –	$ –	$ 144,967,940
Communications	546,711,671	–	–	546,711,671
Consumer Cyclical	245,032,991	–	–	245,032,991
Consumer Non-Cyclical	971,365,757	–	–	971,365,757
Energy	263,464,974	–	–	263,464,974
Financials	735,540,981	–	–	735,540,981
Industrials	57,602,488	–	–	57,602,488
Technology	534,929,481	–	–	534,929,481
Repurchase Agreements	–	193,500,000	–	193,500,000
U.S. Treasury Bills	–	124,951,250	–	124,951,250
Investments, at value	$3,499,616,283	$ 318,451,250	$ –	$3,818,067,533

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the   period ended July 31, 2016.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2016 (unaudited)

Shares				Value

	COMMON STOCKS (90.2%)

	CANADA (3.2%)

	ENERGY

63,300	Vermilion Energy, Inc.			$2,110,971

	FINANCIALS

22,550	Intact Financial Corp.			1,617,950

	Total Canada			3,728,921

	CURAÇAO (1.8%)

	ENERGY

25,700	Schlumberger, Ltd.			2,069,364

	Total Curaçao			2,069,364

	FRANCE (4.5%)

	COMMUNICATIONS

50,870	JCDecaux S.A.			1,738,967

	CONSUMER NON-CYCLICAL

40,700	Sanofi			3,456,735

	Total France			5,195,702

	GERMANY (3.9%)

	BASIC MATERIALS

33,000	Brenntag AG			1,637,172
74,000	Fuchs Petrolub SE			2,843,141

	Total Germany			4,480,313

	IRELAND (2.2%)

	CONSUMER NON-CYCLICAL

28,404	Perrigo Co., Plc.			2,595,842

	Total Ireland			2,595,842

	ITALY (2.6%)

	CONSUMER NON-CYCLICAL

292,950	Davide Campari-Milano SpA			3,021,135

	Total Italy			3,021,135

	NETHERLANDS (1.7%)

	CONSUMER NON-CYCLICAL

41,400	Unilever NV			1,913,987

	Total Netherlands			1,913,987

	SWEDEN (3.9%)

	ENERGY

224,075	Lundin Petroleum AB1			3,708,251

Shares				Value

	COMMON STOCKS (continued)

	SWEDEN (continued)

	FINANCIALS

72,100	Svenska Handelsbanken AB (Class A)			$ 867,845

	Total Sweden			4,576,096

	SWITZERLAND (7.8%)

	CONSUMER NON-CYCLICAL

51,125	Nestle SA			4,098,709
59,626	Novartis AG			4,936,355

	Total Switzerland			9,035,064

	UNITED KINGDOM (11.3%)

	COMSUMER NON-CYCLICAL

205,800	Aggreko, Plc.			3,510,443
158,425	Diageo, Plc.			4,540,645
54,625	Nielsen Holdings, Plc.			2,942,103
22,200	Reckitt Benckiser Group, Plc.			2,155,797

	Total United Kingdom			13,148,988

	UNITED STATES (47.3%)

	BASIC MATERIALS

42,100	Celanese Corp. (Series A)			2,669,982
26,025	Praxair, Inc.			3,032,953
				5,702,935
	COMMUNICATIONS

6,923	Alphabet, Inc. (Class C)1			5,322,333
144,600	Discovery Communications, Inc. (Class C)1			3,548,484
				8,870,817
	CONSUMER CYCLICAL

67,550	Bed, Bath & Beyond, Inc.			3,036,372
43,110	Wal-Mart Stores, Inc.			3,145,737
				6,182,109
	CONSUMER NON-CYCLICAL

10,031	FleetCor Technologies, Inc.1			1,521,502
93,900	PayPal Holdings, Inc.1			3,496,836
96,949	Zoetis, Inc.			4,893,016
				9,911,354
	ENERGY

27,025	Occidental Petroleum Corp.			2,019,578

	FINANCIALS

122,350	Wells Fargo & Co.			5,869,130

	TECHNOLOGY

79,875	Microsoft Corp.			4,527,315
176,325	Oracle Corp.			7,236,378
Shares				Value

	COMMON STOCKS (continued)

	UNITED STATES (continued)

	TECHNOLOGY (continued)

73,425	QUALCOMM, Inc.			$4,594,937
				16,358,630
	Total United States			54,914,553

	Total Common Stocks (Identified cost $93,638,159)			104,679,965

Principal Amount		Maturity Date	Interest Rate

	REPURCHASE AGREEMENTS (8.2%)

$9,500,000	National Australia Bank (Agreement dated 7/29/2016 collateralized by U.S. Treasury Inflation Indexed Note 0.125%, due 04/15/20, original par $9,305,000, valued at $9,690,000).	08/01/16	0.300%	9,500,000
	Total Repurchase Agreements (Identified cost $9,500,000)			9,500,000

TOTAL INVESTMENTS (Identified cost $103,138,159)2			98.4%	$114,179,965
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.6%	1,887,073
NET ASSETS			100.0%	$116,067,038

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $103,138,159, the aggregate gross unrealized appreciation is $18,744,097 and the aggregate gross unrealized depreciation is $7,702,291, resulting in net unrealized appreciation of $11,041,806.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2016
Basic Materials	$ 5,702,935	$ 4,480,313	$ –	$ 10,183,248
Communications	8,870,817	1,738,967	–	10,609,784
Consumer Cyclical	6,182,109	–	–	6,182,109
Consumer Non-Cyclical	15,449,299	27,633,806	–	43,083,105
Energy	6,199,913	3,708,251	–	9,908,164
Financials	7,487,080	867,845	–	8,354,925
Technology	16,358,630	–	–	16,358,630
Repurchase Agreements	–	9,500,000	–	9,500,000
Investments, at value	$ 66,250,783	$ 47,929,182	$ –	$ 114,179,965

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2   or 3 during the period ended July 31, 2016.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2016 (unaudited)

Shares			Value

	COMMON STOCKS (97.6%)

	AUSTRALIA (2.7%)

	CONSUMER NON-CYCLICAL

90,200	Cochlear, Ltd.		$9,107,018
117,400	CSL, Ltd.		10,542,976
			19,649,994
	FINANCIALS

745,348	QBE Insurance Group, Ltd.		6,228,433

	Total Australia		25,878,427

	BERMUDA (1.6%)

	DIVERSIFIED

261,800	Jardine Matheson Holdings, Ltd.		15,519,400

	Total Bermuda		15,519,400

	DENMARK (2.2%)

	BASIC MATERIALS

131,100	Novozymes AS (Class B)		6,434,680

	CONSUMER NON-CYCLICAL

104,248	ISS AS		4,010,475
189,000	Novo Nordisk AS (Class B)		10,770,800
			14,781,275
	Total Denmark		21,215,955

	FINLAND (1.0%)

	INDUSTRIALS

191,900	Kone OYJ (Class B)		9,702,035

	Total Finland		9,702,035

	FRANCE (9.2%)

	BASIC MATERIALS

97,300	Air Liquide SA		10,365,520

	CONSUMER CYCLICAL

61,432	LVMH Moet Hennessy Louis Vuitton SE		10,512,776

	CONSUMER NON-CYCLICAL

132,500	Danone SA		10,181,915
75,225	Essilor International SA		9,613,060
52,700	L'Oreal SA		10,009,894
157,759	Sanofi		13,398,797
			43,203,666
	ENERGY

206,947	Total SA		9,937,185

	FINANCIALS

138,475	Societe Generale SA		4,715,425

	INDUSTRIALS

225,601	Cie de Saint-Gobain		9,548,950

	Total France		88,283,522

Shares			Value

	COMMON STOCKS (continued)

	GERMANY (7.0%)

	COMMUNICATIONS

617,495	Deutsche Telekom AG		$10,487,502

	CONSUMER CYCLICAL

72,200	Adidas AG		11,832,792
122,104	Daimler AG (Class Registered)		8,282,277
			20,115,069
	FINANCIALS

63,202	Allianz SE		9,042,034

	TECHNOLOGY

238,242	SAP SE		20,840,371

	UTILITIES

417,730	RWE AG1		7,410,732

	Total Germany		67,895,708

	HONG KONG (6.9%)

	COMMUNICATIONS

1,453,000	China Mobile, Ltd.		18,045,127

	ENERGY

8,337,000	CNOOC, Ltd.		10,020,558

	FINANCIALS

1,579,600	AIA Group, Ltd.		9,815,894
3,939,000	Hang Lung Properties, Ltd.		8,532,468
			18,348,362
	UTILITIES

949,000	CLP Holdings, Ltd.		9,898,658
5,393,011	Hong Kong & China Gas Co., Ltd.		9,982,489
			19,881,147
	Total Hong Kong		66,295,194

	ITALY (1.1%)

	ENERGY

694,061	ENI SpA		10,589,829

	Total Italy		10,589,829

	JAPAN (21.8%)

	BASIC MATERIALS

214,200	Shin-Etsu Chemical Co., Ltd.		14,581,888

	COMMUNICATIONS

120,100	NTT DOCOMO, Inc.		3,249,770
761,400	Rakuten, Inc.		8,590,358
			11,840,128
	CONSUMER CYCLICAL

246,400	Denso Corp.		9,549,126
Shares			Value
	COMMON STOCKS (continued)

	JAPAN (continued)
	CONSUMER CYCLICAL (continued)

457,300	Honda Motor Co., Ltd.		$12,455,072
59,100	Shimano, Inc.		9,237,864
			31,242,062

	CONSUMER NON-CYCLICAL

773,900	Kirin Holdings Co., Ltd.		13,328,562
283,100	Takeda Pharmaceutical Co., Ltd.		12,559,537
			25,888,099
	ENERGY

962,000	Inpex Corp.		7,523,753

	FINANCIALS

75,600	Daito Trust Construction Co., Ltd.		12,688,571
436,600	Tokio Marine Holdings, Inc.		16,869,676
			29,558,247
	INDUSTRIALS

132,100	Daikin Industries, Ltd.		11,436,441
62,000	FANUC Corp.		10,333,370
110,600	Hoya Corp.		3,912,189
16,625	Keyence Corp.		11,697,696
536,400	Komatsu, Ltd.		10,383,753
510,000	Mitsubishi Electric Corp.		5,954,624
48,400	Murata Manufacturing Co., Ltd.		5,911,339
25,200	Rinnai Corp.		2,463,418
38,500	SMC Corp.		10,047,699
			72,140,529
	TECHNOLOGY

382,500	Canon, Inc.		10,806,756
68,000	Tokyo Electron, Ltd.		5,904,344
			16,711,100
	Total Japan		209,485,806

	JERSEY (1.1%)

	CONSUMER NON-CYCLICAL

520,200	Experian, Plc.		10,188,371

	Total Jersey		10,188,371

	NETHERLANDS (1.1%)

	CONSUMER NON-CYCLICAL

465,177	Koninklijke Ahold NV		11,094,341

	Total Netherlands		11,094,341

	SINGAPORE (2.6%)

	COMMUNICATIONS

3,034,100	Singapore Telecommunications, Ltd.		9,510,124

	FINANCIALS

1,070,500	Ascendas Real Estate Investment Trust		1,959,862
Shares			Value

	COMMON STOCKS (continued)
	SINGAPORE (continued)

	FINANCIALS (continued)
789,924	United Overseas Bank, Ltd.		$10,774,376
			12,734,238
	INDUSTRIALS

1,272,700	SembCorp Industries, Ltd.		2,632,997

	Total Singapore		24,877,359

	SPAIN (3.5%)

	COMMUNICATIONS

940,477	Telefonica SA		9,190,009

	CONSUMER CYCLICAL

284,800	Industria de Diseno Textil SA		9,828,136

	FINANCIALS

532,087	Banco Santander SA		2,242,720

	UTILITIES

38,533	Iberdrola SA		263,921
1,734,022	Iberdrola SA		11,876,703
			12,140,624
	Total Spain		33,401,489

	SWEDEN (2.5%)

	COMMUNICATIONS

809,201	Telefonaktiebolaget LM Ericsson (Class B)		6,033,293
2,602,360	Telia Co. AB		11,877,660
			17,910,953
	CONSUMER CYCLICAL

208,700	Hennes & Mauritz AB (Class B)		6,304,930

	Total Sweden		24,215,883

	SWITZERLAND (13.6%)

	BASIC MATERIALS

4,500	Givaudan SA		9,247,461
48,213	Syngenta AG		18,957,823
			28,205,284
	CONSUMER CYCLICAL

15,300	Swatch Group AG		4,008,237

	CONSUMER NON-CYCLICAL

286,071	Nestle SA		22,934,412
242,292	Novartis AG		20,059,022
42,400	Roche Holding AG		10,826,449
3,960	SGS SA		8,759,264
			62,579,147
	FINANCIALS

44,476	Zurich Insurance Group AG1		10,685,718

	INDUSTRIALS

702,974	ABB, Ltd.1		14,936,996
Shares			Value
	COMMON STOCKS (continued)

	SWITZERLAND (continued)

	INDUSTRIALS (continued)

76,800	Kuehne + Nagel International AG		$10,771,142
			25,708,138
	Total Switzerland		131,186,524

	TAIWAN (1.9%)

	TECHNOLOGY

1,367,000	Taiwan Semiconductor Manufacturing Co., Ltd.		7,400,505
405,300	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		11,259,234

	Total Taiwan		18,659,739

	UNITED KINGDOM (17.8%)

	COMMUNICATIONS

492,668	Pearson, Plc.		5,761,771

	CONSUMER CYCLICAL

522,700	Compass Group, Plc.		9,955,069
1,952,499	Kingfisher, Plc.		8,698,977
155,500	Whitbread, Plc.		7,962,887
			26,616,933
	CONSUMER NON-CYCLICAL

319,000	Aggreko, Plc.		5,441,357
347,000	Diageo, Plc.		9,945,424
2,739,688	G4S, Plc.		6,758,738
693,533	GlaxoSmithKline, Plc.		15,526,697
204,100	Intertek Group, Plc.		9,811,018
95,700	Reckitt Benckiser Group, Plc.		9,293,233
593,500	Smith & Nephew, Plc.		9,786,372
5,014,945	Tesco, Plc.1		10,365,940
211,715	Unilever, Plc.		9,924,244
			86,853,023
	ENERGY

660,915	Amec Foster Wheeler, Plc.		3,943,275
1,922,623	BP, Plc.		10,933,445
593,785	Royal Dutch Shell, Plc. (Class B)		15,843,710
			30,720,430
	FINANCIALS

14,417,030	Lloyds Banking Group, Plc.		10,155,424

	UTILITIES

787,964	National Grid, Plc.		11,332,252

	Total United Kingdom		171,439,833

	Total Common Stocks (Identified cost $805,380,578)		939,929,415

TOTAL INVESTMENTS (Identified cost $805,380,578)2		97.6%	$939,929,415
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.4%	22,816,095
NET ASSETS		100.0%	$962,745,510

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $805,380,578, the aggregate gross unrealized appreciation is $233,902,972 and the aggregate gross unrealized depreciation is $99,354,135, resulting in net unrealized depreciation of $134,548,837.

 BBH International Equity Fund’s (the “Fund”) country diversification is based on the respective security's country of incorporation.

Abbreviations:

ADR – American Depositary Receipt

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

FAIR VALUE MEASUREMENTS
The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2016
Australia	$ –	$ 25,878,427	$ –	$ 25,878,427
Bermuda	–	15,519,400	–	15,519,400
Denmark	–	21,215,955	–	21,215,955
Finland	–	9,702,035	–	9,702,035
France	–	88,283,522	–	88,283,522
Germany	–	67,895,708	–	67,895,708
Hong Kong	–	66,295,194	–	66,295,194
Italy	–	10,589,829	–	10,589,829
Japan	–	209,485,806	–	209,485,806
Jersey	–	10,188,371	–	10,188,371
Netherlands	–	11,094,341	–	11,094,341
Singapore	–	24,877,359	–	24,877,359
Spain	–	33,401,489	–	33,401,489
Sweden	–	24,215,883	–	24,215,883
Switzerland	–	131,186,524	–	131,186,524
Taiwan	11,259,234	7,400,505	–	18,659,739
United Kingdom	–	171,439,833	–	171,439,833
Investments, at value	$ 11,259,234	$ 928,670,181	$ –	$ 939,929,415

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3   during the period ended July 31, 2016.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
July 31, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (98.5%)

	Alabama (0.4%)
$ 290,000	Alabama 21st Century Authority, Revenue Bonds	06/01/21	5.000%	$ 339,897
	Total Alabama			339,897

	Arizona (2.4%)
100,000	Coconino County Pollution Control Corp., Revenue Bonds, FGIC1	09/01/32	1.163	87,528
425,000	Salt Verde Financial Corp., Revenue Bonds	12/01/19	5.250	476,242
55,000	Salt Verde Financial Corp., Revenue Bonds	12/01/22	5.250	65,465
755,000	Salt Verde Financial Corp., Revenue Bonds	12/01/24	5.250	920,345
155,000	Salt Verde Financial Corp., Revenue Bonds	12/01/26	5.250	192,783
350,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	438,795
	Total Arizona			2,181,158

	California (2.8%)
500,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG2	08/01/28	0.000	363,755
2,000,000	Anaheim City School District, General Obligation Bonds, AGM, NPFG2	08/01/29	0.000	1,400,680
25,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/19	5.250	28,103
660,000	Long Beach Bond Finance Authority, Revenue Bonds	11/15/22	5.250	789,921
30,000	Long Beach Bond Finance Authority, Revenue Bonds1	11/15/27	1.870	28,446
	Total California			2,610,905

	Colorado (0.4%)
415,000	Denver Health & Hospital Authority, Revenue Bonds1	12/01/33	1.551	385,025
	Total Colorado			385,025

	Connecticut (1.9%)
550,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/22	3.250	583,919
125,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/22	3.250	132,414
140,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/23	3.450	148,555
190,000	State of Connecticut, General Obligation Bonds, AMBAC1	06/01/17	2.583	192,527
725,000	State of Connecticut, General Obligation Bonds1	03/01/25	1.430	706,585
	Total Connecticut			1,764,000

	Florida (3.1%)
1,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/22	5.000	1,200,010
1,080,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/27	5.000	1,281,355
35,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/25	5.000	41,638
10,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/26	5.000	11,831
300,000	Pinellas County Health Facilities Authority, Revenue Bonds, NPFG1	11/15/23	0.659	282,892
	Total Florida			2,817,726

	Georgia (0.6%)
500,000	Monroe County Development Authority, Revenue Bonds1	01/01/39	2.400	517,960
	Total Georgia			517,960

	Illinois (8.2%)
90,000	Chicago Park District, General Obligation Bonds	11/15/16	5.000	91,004
525,000	Chicago Park District, General Obligation Bonds	01/01/18	4.250	547,108
75,000	Chicago Park District, General Obligation Bonds	01/01/19	3.000	77,780
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Illinois (continued)
$ 360,000	Chicago Park District, General Obligation Bonds	01/01/19	4.000%	$ 381,848
100,000	Chicago Park District, General Obligation Bonds	01/01/19	5.000	108,430
100,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/17	5.000	103,153
110,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/19	5.250	117,863
815,000	Chicago Transit Authority, Revenue Bonds	06/01/19	5.500	888,497
500,000	Chicago Transit Authority, Revenue Bonds	06/01/20	5.000	562,270
500,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/20	5.250	534,795
320,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/22	5.000	342,704
300,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/23	5.250	319,641
165,000	Chicago Transit Authority, Revenue Bonds, AGC	06/01/24	5.250	175,586
135,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG2	12/15/19	0.000	124,789
170,000	Metropolitan Pier & Exposition Authority, Revenue Bonds, NPFG2	12/15/21	0.000	146,822
190,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/21	5.375	223,966
440,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds	06/01/23	5.500	518,065
500,000	State of Illinois, General Obligation Bonds	02/01/19	5.000	537,080
185,000	State of Illinois, General Obligation Bonds	04/01/20	5.000	202,436
200,000	State of Illinois, General Obligation Bonds	08/01/21	5.000	222,742
1,125,000	State of Illinois, General Obligation Bonds	07/01/22	5.000	1,264,163
	Total Illinois			7,490,742

	Indiana (1.9%)
1,000,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/22	1.950	1,008,980
700,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/38	3.500	747,082
	Total Indiana			1,756,062

	Kansas (0.4%)
200,000	City of La Cygne, Revenue Bonds, NPFG1	04/15/27	0.820	175,264
100,000	City of St. Marys, Revenue Bonds, NPFG1	04/15/32	0.820	85,336
100,000	City of Wamego, Revenue Bonds, NPFG1	04/15/32	0.860	84,476
	Total Kansas			345,076

	Kentucky (4.5%)
3,000,000	Carroll County, Revenue Bonds, AMBAC1	10/01/32	0.882	2,728,572
1,340,000	Kentucky Housing Corp., Revenue Bonds3	07/01/19	4.250	1,431,509
	Total Kentucky			4,160,081

	Maryland (1.4%)
1,000,000	County of Baltimore, General Obligation Bonds	08/01/23	5.000	1,255,740
	Total Maryland			1,255,740

	Massachusetts (2.2%)
100,000	Commonwealth of Massachusetts, Revenue Bonds, AGM1	06/01/17	1.717	101,325
870,000	Commonwealth of Massachusetts, Revenue Bonds, AGM1	06/01/22	1.927	927,463
1,000,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/21	2.500	1,034,370
	Total Massachusetts			2,063,158

	Michigan (4.0%)
220,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/20	6.000	256,086
Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Michigan (continued)
$ 250,000	Detroit City School District, General Obligation Bonds, FGIC	05/01/21	6.000%	$ 299,930
350,000	Detroit City School District, General Obligation Bonds	05/01/23	5.000	414,001
95,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	112,623
60,000	Detroit City School District, General Obligation Bonds, AGM	05/01/27	5.250	76,174
325,000	Detroit City School District, General Obligation Bonds, AGM	05/01/29	6.000	420,950
1,510,000	Detroit City School District, General Obligation Bonds, AGM	05/01/30	5.250	1,961,762
105,000	Michigan Finance Authority, Revenue Bonds	05/01/19	5.000	115,919
	Total Michigan			3,657,445

	Minnesota (0.2%)
200,000	City of Minneapolis, Revenue Bonds4	08/04/16	0.420	200,000
	Total Minnesota			200,000

	Missouri (0.6%)
300,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.764	269,259
310,000	Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds, AMBAC1	06/01/31	0.764	278,380
	Total Missouri			547,639

	Montana (0.5%)
420,000	Montana Board of Housing, Revenue Bonds	12/01/43	3.000	437,682
	Total Montana			437,682

	Nebraska (0.6%)
455,000	Central Plains Energy Project, Revenue Bonds	09/01/27	5.000	527,659
	Total Nebraska			527,659

	Nevada (0.5%)
500,000	County of Washoe, Revenue Bonds1	08/01/31	1.500	502,355
	Total Nevada			502,355

	New Jersey (17.0%)
2,000,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/23	5.000	2,286,500
1,250,000	New Jersey Transit Corp., Revenue Bonds	09/15/19	5.000	1,365,112
1,125,000	New Jersey Transit Corp., Revenue Bonds	09/15/20	5.000	1,254,881
200,000	New Jersey Transit Corp., Revenue Bonds	09/15/21	5.000	226,954
300,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	12/15/23	5.500	355,986
1,150,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds2	12/15/26	0.000	786,393
1,850,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds2	12/15/30	0.000	1,053,187
925,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.735	847,066
1,200,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.770	1,098,900
650,000	New Jersey Turnpike Authority, Revenue Bonds, NPFG1	01/01/30	0.893	595,237
5,750,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	1,536,400
15,955,000	Tobacco Settlement Financing Corp., Revenue Bonds2	06/01/41	0.000	4,143,514
	Total New Jersey			15,550,130

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	New York (12.4%)
$ 1,075,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.945%	$ 1,033,259
50,000	Metropolitan Transportation Authority, Revenue Bonds, AGM1	11/01/22	0.985	48,055
150,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1,3	01/01/30	1.304%	$ 135,792
750,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1,3	01/01/30	1.329	693,511
400,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1,3	01/01/30	1.350	362,987
50,000	New York City Transit Authority/Metropolitan Trans Authority/Triborough Bridge & Tunnel Authority, Certificates of Participation, AMBAC1,3	01/01/30	1.363	45,101
600,000	New York City Water & Sewer System, Revenue Bonds4	08/01/16	0.390	600,000
120,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/23	1.235	113,903
225,000	New York State Energy Research & Development Authority, Revenue Bonds, FGIC1	06/01/25	1.235	202,295
1,845,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/25	1.227	1,748,848
700,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/25	1.232	659,890
500,000	New York State Energy Research & Development Authority, Revenue Bonds1	07/01/26	2.375	518,275
210,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	12/01/26	1.203	198,856
300,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	03/01/27	1.226	282,158
110,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	07/01/27	1.203	103,437
1,890,000	New York State Energy Research & Development Authority, Revenue Bonds, AMBAC1	07/01/27	1.239	1,777,239
1,070,000	New York State Energy Research & Development Authority, Revenue Bonds, XLCA1	07/01/29	1.235	1,024,911
1,925,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG1	04/01/34	1.349	1,796,579
	Total New York			11,345,096

	North Carolina (3.7%)
1,405,000	County of Mecklenburg, General Obligation Bonds	04/01/24	5.000	1,793,468
1,250,000	State of North Carolina, General Obligation Bonds	06/01/23	5.000	1,569,800
	Total North Carolina			3,363,268

	Oregon (1.6%)
1,615,000	Clackamas Community College District, General Obligation Bonds2	06/15/23	0.000	1,460,477
	Total Oregon			1,460,477

	Pennsylvania (3.9%)
465,000	Allegheny County Airport Authority, Revenue Bonds	01/01/21	5.000	532,286
150,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/22	5.000	175,230
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Pennsylvania (continued)
$50,000	Allegheny County Airport Authority, Revenue Bonds, FGIC	01/01/23	5.000%	$ 59,280
75,000	School District of Philadelphia, General Obligation Bonds	09/01/20	5.000	83,394
350,000	School District of Philadelphia, General Obligation Bonds	09/01/20	5.000	389,172
1,000,000	School District of Philadelphia, General Obligation Bonds	09/01/21	5.000	1,104,910
880,000	School District of Philadelphia, General Obligation Bonds	09/01/22	5.250	975,049
215,000	School District of Philadelphia, General Obligation Bonds, AGM, FGIC	06/01/24	5.000	252,313
	Total Pennsylvania			3,571,634

	Tennessee (1.9%)
1,480,000	Tennessee Energy Acquisition Corp., Revenue Bonds	02/01/23	5.000	1,774,076
	Total Tennessee			1,774,076

	Texas (8.6%)
800,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.860	724,984
325,000	City of Houston Airport System, Revenue Bonds, AGM1	07/01/30	0.940	294,390
525,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.981	476,292
475,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.991	428,793
550,000	City of Houston Airport System, Revenue Bonds, XLCA1	07/01/32	0.991	498,786
1,805,000	Grand Prairie Independent School District, General Obligation Bonds	02/15/24	5.250	2,307,620
3,145,000	North Texas Tollway Authority, Revenue Bonds, AGC2	01/01/29	0.000	2,227,132
310,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/19	5.250	348,347
95,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/20	5.250	109,177
400,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/21	5.250	469,168
	Total Texas			7,884,689

	Utah (2.8%)
2,000,000	State of Utah, General Obligation Bonds	07/01/24	5.000	2,570,200
	Total Utah			2,570,200

	Virginia (4.9%)
3,570,000	Commonwealth of Virginia, General Obligation Bonds	06/01/23	5.000	4,480,671
	Total Virginia			4,480,671

	Washington (3.6%)
1,000,000	Port of Seattle, Revenue Bonds	04/01/23	5.000	1,217,520
500,000	Port of Seattle, Revenue Bonds	06/01/23	5.000	594,570
180,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/21	2.900	188,424
1,030,000	Washington State Housing Finance Commission, Revenue Bonds	12/01/22	2.600	1,074,661
185,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/22	3.050	194,070
	Total Washington			3,269,245

	Wisconsin (1.5%)
280,000	County of Milwaukee Airport, Revenue Bonds	12/01/28	5.250	334,984

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	MUNICIPAL BONDS (continued)
	Wisconsin (continued)
$1,000,000	Public Finance Authority, Revenue Bonds1	07/01/29	2.000%	$1,004,580
	Total Wisconsin			1,339,564

	Total Municipal Bonds (Identified cost $86,639,100)			90,169,360

TOTAL INVESTMENTS (Identified cost $86,639,100)5			98.5%	$90,169,360
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			1.5%	1,349,384
NET ASSETS			100.0%	$91,518,744

1	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2016 coupon or interest rate.
2	Security issued with a zero coupon. Income is recognized through accretion of discount.
3	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
4
Variable rate demand note. The maturity date reflects the demand repayment dates. The interest rate changes on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2016.

5
The aggregate cost for federal income tax purposes is $86,639,100 the aggregate gross unrealized appreciation is $3,862,513 and the aggregate gross unrealized depreciation is $332,253 resulting in net unrealized appreciation of $3,530,260.

Abbreviations:

AGC	−	Assured Guaranty Corp.
AGM	−	Assured Guaranty Municipal Corp.
AMBAC	−	AMBAC Financial Group, Inc.
BHAC	−	Berkshire Hathaway Assurance Corporation.
FGIC	−	Financial Guaranty Insurance Company.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corp.
XLCA	−	XL Capital Assurance, Inc.

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – unadjusted quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2016
Municipal Bonds**	$ –	$ 90,169,360	$ –	$ 90,169,360
Total Investments, at value	$ –	$ 90,169,360	$ –	$ 90,169,360

*   The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between    Levels 1, 2 or 3 during the period ended July 31, 2016.

** For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
July 31, 2016 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (30.0%)

$29,274,226	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$28,895,710
1,985,934	Aircraft Lease Securitisation, Ltd. 2007-1A1,2	05/10/32	0.730	1,973,522
9,106,028	Alterna Funding I LLC 2014-1A1	02/15/21	1.639	8,861,304
11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,370,239
1,365,891	Ascentium Equipment Receivables LLC 2015-1A1	07/10/17	1.150	1,365,829
8,483,516	AVANT Loans Funding Trust 2016-A1	05/15/19	4.110	8,521,736
20,721,817	AXIS Equipment Finance Receivables III LLC 2015-1A1	03/20/20	1.900	20,702,212
1,854,534	BCC Funding VIII LLC 2014-1A1	06/20/20	1.794	1,842,944
41,125,338	BCC Funding X LLC 2015-11	10/20/20	2.224	41,029,031
8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,050,497
2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,839,987
18,140,000	Capital Auto Receivables Asset Trust 2013-21	01/20/22	4.060	18,394,305
13,260,000	Capital Auto Receivables Asset Trust 2013-3	10/22/18	2.790	13,384,225
21,408,947	Carlyle Global Market Strategies Commodities Funding, Ltd. 2014-1A1,2,3	10/15/21	2.528	16,686,842
24,051,237	Cazenovia Creek Funding I LLC 2015-1A1	12/10/23	2.000	23,930,980
6,615,121	CCG Receivables Trust 2014-11	11/15/21	1.060	6,606,192
496,080	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.720	496,195
29,223,360	Chesterfield Financial Holdings LLC 2014-1A1	12/15/34	4.500	29,788,771
12,780,000	CIT Equipment Collateral 2014-VT11	10/21/19	1.500	12,780,257
13,000,000	Citibank Credit Card Issuance Trust 2014-A8	04/09/20	1.730	13,134,506
6,664,064	Credit Acceptance Auto Loan Trust 2014-1A1	10/15/21	1.550	6,664,315
11,160,000	Credit Acceptance Auto Loan Trust 2014-1A1	04/15/22	2.290	11,151,440
2,720,000	Credit Acceptance Auto Loan Trust 2014-2A1	09/15/22	2.670	2,725,862
10,890,000	Credit Acceptance Auto Loan Trust 2015-1A1	01/17/23	2.610	10,910,099
14,190,000	Credit Acceptance Auto Loan Trust 2016-2A1	11/15/23	2.420	14,226,106
724,336	Direct Capital Funding V LLC 2013-21	08/20/18	1.730	724,204
35,760,000	Drive Auto Receivables Trust 2015-BA1	07/15/21	2.760	35,998,544
13,923,000	Eagle I, Ltd. 2014-1A1	12/15/39	4.310	13,567,964
32,848,193	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	32,181,046
19,377,644	Emerald Aviation Finance, Ltd. 2013-11	10/15/38	4.650	19,381,520
44,069,142	Engs Commercial Finance Trust 2015-1A1	10/22/21	2.310	44,148,413
19,420,000	Enterprise Fleet Financing LLC 2016-21	02/22/22	1.740	19,410,692
493,365	Exeter Automobile Receivables Trust 2014-2A1	08/15/18	1.060	493,197
14,307,515	FNA Trust 2014-1A1	12/10/22	1.296	14,202,443
11,630,996	FNA Trust 2015-11	12/10/23	3.240	11,593,951
14,500,000	Ford Credit Auto Owner Trust 2014-21	04/15/26	2.310	14,819,110
22,130,737	Foursight Capital Automobile Receivables Trust 2015-11	01/15/21	2.340	22,059,907
8,527,123	FRS I LLC 2013-1A1	04/15/43	1.800	8,370,929
28,339,167	Global Container Assets, Ltd. 2015-1A1	02/05/30	2.100	28,159,700
16,510,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.650	16,529,033
6,525,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	1.970	6,531,624
10,730,000	GMF Floorplan Owner Revolving Trust 2015-11	05/15/20	2.220	10,713,469
22,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	22,835,638
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,826,318
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$ 4,945,677	Leaf II Receivables Funding LLC 2013-11	09/15/21	1.980%	$ 4,956,499
19,210,000	Lendmark Funding Trust 2016-A1	08/21/23	4.820	19,093,904
10,851,874	MarketPlace Loan Trust 2015-OD41	12/18/17	3.250	10,851,874
5,588,646	MCA Fund I Holding LLC 2014-11,2	08/15/24	2.626	5,591,608
7,586,188	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	7,599,030
9,715,462	Nations Equipment Finance Funding II LLC 2014-1A1	07/20/18	1.558	9,707,111
21,021,482	Nations Equipment Finance Funding III LLC 2016-1A1	02/20/21	3.610	21,042,128
16,326,677	Navitas Equipment Receivables LLC 2015-11	11/15/18	2.120	16,320,068
51,030,000	NCF Dealer Floorplan Master Trust 2014-1A1,2	10/20/20	1.987	49,989,881
16,352,405	New Mexico State Educational Assistance Foundation 2013-12	01/02/25	1.167	16,134,918
8,570,834	Newstar Commercial Lease Funding LLC 2015-1A1	04/15/19	3.270	8,552,076
10,115,014	Newtek Small Business Loan Trust 2010-11,2	02/25/41	2.788	9,836,851
40,190,000	NextGear Floorplan Master Owner Trust 2014-1A1	10/15/19	1.920	40,098,950
22,470,000	NextGear Floorplan Master Owner Trust 2015-1A1	07/15/19	1.800	22,420,069
13,740,000	NextGear Floorplan Master Owner Trust 2015-1A1,2	07/15/19	2.231	13,641,850
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	17,345,478
29,760,000	NRZ Advance Receivables Trust Advance Receivables Backed 2015-T21	08/17/48	3.302	29,976,906
12,280,000	NRZ Advance Receivables Trust Advance Receivables Backed 2016-T11	06/15/49	2.751	12,445,019
9,200,000	Ocwen Master Advance Receivables Trust 2015-11	09/17/46	2.537	9,199,181
12,500,000	OnDeck Asset Securitization Trust II LLC 2016-1A1	05/17/20	4.210	12,562,500
11,037,699	OneMain Financial Issuance Trust 2014-1A1	06/18/24	2.430	11,057,818
15,230,000	OneMain Financial Issuance Trust 2014-2A1	09/18/24	3.020	15,145,464
26,190,000	OneMain Financial Issuance Trust 2015-1A1	03/18/26	3.850	25,972,901
20,010,000	Oxford Finance Funding LLC 2014-1A1	12/15/22	3.475	20,068,467
14,750,000	Oxford Finance Funding LLC 2016-1A1	06/17/24	3.968	14,775,416
3,924,014	PFS Tax Lien Trust 2014-11	05/15/29	1.440	3,906,048
50,000,000	Progreso Receivables Funding LLC 2015-B1	07/28/20	3.000	49,035,505
38,396,065	ReadyCap Lending Small Business Loan Trust 2015-12	12/25/38	1.738	38,130,590
9,464,224	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	9,494,872
10,980,000	Santander Drive Auto Receivables Trust 2015-3	04/15/20	2.070	11,037,396
22,790,000	Santander Drive Auto Receivables Trust 2015-3	01/15/21	2.740	23,079,784
22,373,677	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	21,935,153
2,526,023	SMART Trust 2013-2US	02/14/19	1.180	2,515,919
13,420,000	SMART Trust 2015-1US	09/14/18	1.500	13,394,435
33,210,000	Spirit Master Funding LLC 2014-4A1	01/20/45	3.501	32,325,794
9,900,000	Spirit Master Funding VII LLC 2013-1A1	12/20/43	3.887	9,828,466
5,718,802	Springleaf Funding Trust 2014-AA1	12/15/22	2.410	5,726,588
17,162,409	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	16,954,930
12,270,721	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,295,577
20,521,756	STORE Master Funding LLC 2013-3A1	11/20/43	4.240	20,531,717
3,115,420	TAL Advantage V LLC 2014-2A1	05/20/39	1.700	3,078,576
19,750,000	TAL Advantage V LLC 2014-3A1	11/21/39	3.270	18,944,174
8,530,000	Tax Ease Funding LLC 2016-1A1	06/15/28	3.131	8,524,029
Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$ 27,357,000	Textainer Marine Containers, Ltd. 2014-1A1	10/20/39	3.270%	$ 26,485,050
11,530,000	Trade MAPS 1, Ltd. 2013-1A1,2	12/10/18	1.724	11,461,414
49,760,000	Trafigura Securitisation Finance, Plc. 2014-1A1,2	10/15/18	1.431	49,267,082
18,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	1.281	18,381,324
5,373,247	Utah State Board of Regents 2011-12	05/01/29	1.487	5,380,340
3,078,013	Westlake Automobile Receivables Trust 2015-1A1	03/15/18	1.170	3,077,632
10,600,000	Westlake Automobile Receivables Trust 2015-1A1	11/16/20	2.290	10,611,453
21,340,000	Westlake Automobile Receivables Trust 2015-2A1	01/15/21	2.450	21,339,070
25,510,000	World Financial Network Credit Card Master Trust 2014-C	08/16/21	1.540	25,595,321
	Total Asset Backed Securities (Identified cost $1,563,260,583)			1,552,605,014

	COMMERCIAL MORTGAGE BACKED SECURITIES (8.9%)

15,540,000	Aventura Mall Trust 2013-AVM1,2	12/05/32	3.867	16,385,875
13,860,000	BBCMS Trust 2015-RRI1,2	05/15/32	2.730	13,681,029
26,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.584	27,180,454
6,349,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	2.918	6,171,111
32,018,000	BHMS Mortgage Trust 2014-ATLS1,2	07/05/33	4.847	32,111,854
12,240,000	BLCP Hotel Trust 2014-CLRN1,2	08/15/29	2.431	12,032,533
30,106,000	BXHTL Mortgage Trust 2015-JWRZ 1,2	05/15/29	2.632	30,724,603
35,000,000	CDGJ Commercial Mortgage Trust 2014-BXCH1,2	12/15/27	3.180	34,626,974
10,500,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	1.642	10,440,472
7,457,000	CGBAM Commercial Mortgage Trust 2014-HD1,2	02/15/31	2.042	7,266,694
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL21,2	11/15/31	3.381	31,446,791
15,440,000	CGGS Commercial Mortgage Trust 2016-RNDB1,2	02/15/33	2.131	15,590,884
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP1	01/12/30	2.738	2,088,188
8,812,817	Commercial Mortgage Pass Through Certificates 2013-GAM1	02/10/28	1.705	8,791,464
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.531	9,647,911
22,660,000	Commercial Mortgage Pass Through Certificates 2014-TWC1,2	02/13/32	1.328	22,618,111
9,950,000	EQTY 2014-INNS Mortgage Trust1,2	05/08/31	2.073	9,725,508
19,650,000	GS Mortgage Securities Corp. Trust 2016-ICE21,2	02/15/33	4.731	19,777,774
13,664,185	Hilton USA Trust 2013-HLF1,2	11/05/30	2.368	13,690,881
9,410,000	Hyatt Hotel Portfolio Trust 2015-HYT1,2	11/15/29	2.583	9,374,601
5,600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	1.731	5,505,930
10,250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH1,2	04/15/27	2.131	10,024,803
14,860,000	SBA Tower Trust1	12/15/42	2.933	14,991,455
35,700,000	SBA Tower Trust1	04/15/43	2.240	35,755,578
15,700,000	Unison Ground Lease Funding LLC1	04/15/40	5.349	16,044,026
14,500,000	Wells Fargo Commercial Mortgage Trust 2014-TISH1,2	02/15/27	2.331	14,521,206
20,108,443	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	1.603	19,815,310
11,468,922	WFCG Commercial Mortgage Trust 2015-BXRP1,2	11/15/29	1.953	11,220,111
	Total Commercial Mortgage Backed Securities (Identified cost $461,599,582)			461,252,131

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (24.1%)

	AUTO MANUFACTURERS (0.4%)

$ 17,720,000	General Motors Co.	10/02/18	3.500%	$ 18,296,662

	BANKS (5.8%)

24,290,000	ANZ New Zealand (Int'l), Ltd., London Branch1	02/01/19	2.250	24,714,613
26,868,000	Bank of America Corp.	08/01/16	6.500	26,868,000
13,415,000	Bank of America Corp.	09/01/17	6.000	14,060,101
24,335,000	BNZ International Funding Ltd.1	03/02/21	2.750	25,205,268
43,473,900	Citigroup Capital XIII2,4	10/30/40	7.122	45,543,258
1,882,040	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,930,603
12,775,000	Mitsubishi UFJ Trust & Banking Corp.1	10/16/17	1.600	12,817,720
25,610,000	National Australia Bank Ltd.	07/12/19	1.375	25,570,740
24,850,000	Royal Bank of Canada	04/15/19	1.625	25,041,121
12,345,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	12,804,296
11,375,000	Svenska Handelsbanken AB	04/04/17	2.875	11,518,985
25,085,000	Toronto-Dominion Bank	04/07/21	2.125	25,526,295
21,500,000	Wells Fargo Bank N.A.	01/22/18	1.650	21,660,626
11,500,000	Wells Fargo Bank N.A.	05/24/19	1.750	11,659,102
17,750,000	Westpac Banking Corp.	12/01/17	1.500	17,832,662
				302,753,390
	BEVERAGES (1.0%)

39,350,000	Anheuser-Busch InBev Finance, Inc.	02/01/19	1.900	39,984,401
12,695,000	Anheuser-Busch InBev Finance, Inc.	02/01/21	2.650	13,150,128
				53,134,529
	COMMERCIAL SERVICES (0.7%)

19,863,000	Experian Finance, Plc.1	06/15/17	2.375	19,976,219
13,555,000	United Rentals North America, Inc.	07/15/23	4.625	13,826,100
				33,802,319
	COMPUTERS (0.7%)

9,730,000	Denali International LLC1	10/15/20	5.625	10,204,824
6,790,000	Diamond 1 Finance Corp./ Diamond 2 Finance Corp.1	06/15/21	4.420	7,095,115
17,250,000	Diamond 1 Finance Corp./ Diamond 2 Finance Corp.1	06/15/23	5.450	18,270,027
				35,569,966
	COSMETICS/PERSONAL CARE (0.3%)

17,745,000	Avon Products, Inc.	03/15/20	6.350	15,822,684

	DIVERSIFIED FINANCIAL SERVICES (5.5%)

9,969,875	AA Aircraft Financing 2013-1 LLC1	11/01/19	3.596	9,870,176
5,777,349	Ahold Lease Series 2001-A-1 Pass Through Trust	01/02/20	7.820	6,123,381
25,020,000	Air Lease Corp.	04/01/17	5.625	25,614,225
15,950,000	Air Lease Corp.	09/04/18	2.625	16,128,656
6,300,000	Alliance Data Systems Corp.1	12/01/17	5.250	6,465,375
3,210,000	Alliance Data Systems Corp.1	04/01/20	6.375	3,282,225
8,790,000	Alliance Data Systems Corp.1	08/01/22	5.375	8,614,200
22,705,000	Athene Global Funding1	10/23/18	2.875	22,525,835
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)

	DIVERSIFIED FINANCIAL SERVICES (continued)
$ 17,405,000	Caisse Centrale Desjardins1	09/12/17	1.550%	$ 17,404,983
16,719,945	CIC Central America Card Receivables, Ltd.3	11/05/20	4.500	16,763,311
8,500,000	Credit Acceptance Corp.	02/15/21	6.125	8,393,750
10,823,288	Doric Nimrod Air Alpha 2013-1 Pass Through Trust1	05/30/25	5.250	11,296,807
5,698,743	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 (Class A) Pass Through Trust1	11/30/24	5.125	5,924,179
49,455,000	Drawbridge Special Opportunities Fund1	08/01/21	5.000	46,240,425
1,947,412	LS Power Funding Corp.	12/30/16	8.080	1,988,263
11,349,000	Murray Street Investment Trust I	03/09/17	4.647	11,544,680
33,498,500	Seven & Seven, Ltd.1,2	09/11/19	1.898	33,378,039
33,785,000	Vesey Street Investment Trust I	09/01/16	4.404	33,745,337
				285,303,847
	ELECTRIC (0.8%)

12,115,000	Korea East-West Power Co., Ltd.1	11/27/18	2.625	12,390,350
22,150,000	TransAlta Corp.	06/03/17	1.900	21,739,760
5,580,000	TransAlta Corp.	05/15/18	6.900	5,724,014
				39,854,124
	HEALTHCARE-PRODUCTS (0.2%)

7,995,000	Mallinckrodt International Finance S.A.	04/15/18	3.500	7,945,031
1,435,000	Mallinckrodt International Finance S.A./ Mallinckradt CB LLC1	04/15/20	4.875	1,438,588
				9,383,619

	INSURANCE (1.2%)

15,985,000	Fairfax Financial Holdings, Ltd.1	05/15/21	5.800	17,328,236
11,050,000	Vitality Re IV, Ltd.1,2	01/09/18	2.750	11,062,155
33,100,000	Vitality Re V, Ltd.1,2	01/07/20	1.750	32,825,270
				61,215,661
	INTERNET (0.3%)

15,630,000	Expedia, Inc.	08/15/20	5.950	17,568,808

	INVESTMENT COMPANIES (1.4%)

6,800,000	Ares Capital Corp.	11/30/18	4.875	7,086,239
17,570,000	Ares Capital Corp.	01/15/20	3.875	18,264,472
22,645,000	FS Investment Corp.	01/15/20	4.250	23,282,117
21,515,000	PennantPark Investment Corp.	10/01/19	4.500	21,446,001
				70,078,829
	MEDIA (0.3%)

16,485,000	TEGNA, Inc.	10/15/19	5.125	17,041,369

	OIL & GAS (0.4%)

11,935,000	Korea National Oil Corp.1	01/23/19	2.750	12,247,590
20,591,250	Odebrecht Drilling Norbe VII/IX, Ltd.1	06/30/22	6.350	5,430,942
10,408,800	Odebrecht Offshore Drilling Finance, Ltd.1	10/01/23	6.750	1,665,408
				19,343,940
Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	OIL & GAS SERVICES (0.1%)

$ 8,000,000	Freeport-McMoran Oil & Gas LLC	11/15/20	6.500%	$ 7,920,000

	PHARMACEUTICALS (0.9%)

14,270,000	AbbVie, Inc.	05/14/18	1.800	14,385,316
9,000,000	AbbVie, Inc.	05/14/20	2.500	9,236,457
14,000,000	AbbVie, Inc.	05/14/21	2.300	14,272,300
9,445,000	Pfizer, Inc.	03/30/17	6.050	9,773,837
				47,667,910
	PIPELINES (1.0%)

7,105,000	Enbridge Energy Partners LP	12/15/16	5.875	7,229,238
4,620,000	Enbridge Energy Partners LP	10/15/20	4.375	4,817,510
23,190,000	Spectra Energy Capital LLC	10/01/19	8.000	26,864,571
12,960,000	TransCanada PipeLines, Ltd.	01/15/19	3.125	13,383,338
				52,294,657
	REAL ESTATE (0.9%)

11,490,000	Prologis International Funding II SA1	02/15/20	4.875	12,425,792
32,965,000	Vonovia Finance BV1	10/02/17	3.200	33,516,669
				45,942,461
	REAL ESTATE INVESTMENT TRUSTS (1.2%)

15,400,000	Digital Realty Trust LP	10/01/20	3.400	16,033,772
25,330,000	Select Income REIT	02/01/22	4.150	25,504,498
22,000,000	Senior Housing Properties Trust	05/01/19	3.250	22,210,650
				63,748,920
	TELECOMMUNICATIONS (1.0%)

50,130,000	BellSouth LLC1	04/26/21	4.400	51,308,556

	Total Corporate Bonds (Identified cost $1,262,087,364)			1,248,052,251

	LOAN PARTICIPATIONS AND ASSIGNMENTS (8.6%)

10,921,602	Aria Energy Operating LLC2	05/27/22	5.500	9,829,442
19,197,202	Astoria Energy LLC Term B2	12/24/21	5.000	18,381,321
43,941,987	Avago Technologies Cayman Holdings, Ltd. Term B12.	02/01/23	4.250	43,934,956
24,718,035	Charter Communications Operating LLC. (CCO Safari LLC) Term H2	08/24/21	3.250	24,783,291
10,000,000	Dell International LLC Term A22	06/02/21	3.000	9,665,000
24,350,000	Dell International LLC Term B2	06/02/23	4.000	24,355,601
14,276,207	Dell International LLC Term B22	04/29/20	4.000	14,279,299
8,318,531	Dell International LLC Term C2	10/29/18	3.750	8,308,133
44,844,330	Delos Finance S.a.r.l2.	03/06/21	3.500	45,001,285
15,000,000	Express Scripts Holding Company (Express Scripts, Inc.) 2	04/28/17	1.621	14,956,200
33,431,749	Freeport-McMoRan Copper & Gold, Inc. (PT Freeport Indonesia) 2	05/31/18	3.250	33,013,852
15,900,843	HCA, Inc. Term B62	03/17/23	3.746	16,010,240
14,642,999	Mallinckrodt International Finance S.A. Term B2	03/19/21	3.250	14,575,934
1,965,000	Mallinckrodt International Finance S.A. Term B12	03/19/21	3.500	1,960,087
Principal Amount		Maturity Date	Interest Rate	Value

	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$40,000,000	Medtronic, Inc. 2	01/26/18	1.363%	$39,600,000
4,847,820	Rhode Island State Energy Center LP Term B2	12/19/22	5.750	4,678,146
8,014,215	RPI Finance Trust Term B32	11/09/18	3.250	8,018,222
44,717,532	RPI Finance Trust Term B42	11/09/20	3.500	44,904,004
18,773,904	TPF II Power LLC Term B 2	10/02/21	5.500	18,849,000
50,500,000	Western Digital Corporation Term B2	04/29/23	6.250	50,963,085
	Total Loan Participations and Assignments (Identified cost $444,754,853)			446,067,098

	MUNICIPAL BONDS (2.9%)

14,250,000	Baylor Health Care System, Revenue Bonds2	11/15/25	0.700	13,411,145
5,250,000	City of Portland, Oregon, General Obligation Bonds2	06/01/19	0.572	5,147,956
6,900,000	City of Portland, Oregon, General Obligation Bonds2	06/01/19	0.572	6,765,905
5,000,000	New Jersey Economic Development Authority, Revenue Bonds2	02/01/17	1.340	5,000,450
20,940,000	New Jersey Economic Development Authority, Revenue Bonds, NPFG5	02/15/17	0.000	20,749,656
28,005,000	New Jersey Economic Development Authority, Revenue Bonds, AGM5	02/15/18	0.000	27,157,569
4,360,000	New Jersey Economic Development Authority, Revenue Bonds	06/15/20	5.000	4,806,638
3,600,000	New York State Energy Research & Development Authority, Revenue Bonds, NPFG2	12/01/20	0.735	3,456,529
7,140,000	Pennsylvania Industrial Development Authority, Revenue Bonds1	07/01/21	2.967	7,314,073
2,375,000	School District of Philadelphia, General Obligation Bonds	09/01/16	1.787	2,372,768
3,445,000	School District of Philadelphia, General Obligation Bonds	09/01/17	2.009	3,392,360
2,330,000	School District of Philadelphia, General Obligation Bonds	09/01/18	2.512	2,263,572
15,355,000	State of Illinois, General Obligation Bonds	03/01/17	5.365	15,691,735
7,110,000	State of Illinois, General Obligation Bonds, AGM	03/01/18	5.200	7,450,071
17,300,000	State of Illinois, General Obligation Bonds	07/01/21	6.200	18,873,608
16,650,000	Tobacco Settlement Financing Corp., Revenue Bonds5	06/01/41	0.000	4,448,880
	Total Municipal Bonds (Identified cost $146,201,969)			148,302,915

	U.S. GOVERNMENT AGENCY OBLIGATIONS (9.5%)

50,000,000	Fannie Mae Discount Notes5	08/17/16	0.000	49,992,667
50,000,000	Federal Home Loan Bank Discount Notes5	08/02/16	0.000	49,999,583
50,000,000	Federal Home Loan Bank Discount Notes5	08/19/16	0.000	49,992,000
15,000,000	Federal Home Loan Bank Discount Notes5	08/24/16	0.000	14,995,592
30,000,000	Federal Home Loan Bank Discount Notes5	09/01/16	0.000	29,992,767
25,000,000	Federal Home Loan Bank Discount Notes5	09/16/16	0.000	24,987,222
45,000,000	Federal Home Loan Bank Discount Notes5	09/21/16	0.000	44,978,644
75,000,000	Federal Home Loan Bank Discount Notes5	10/05/16	0.000	74,952,600
50,000,000	Federal Home Loan Bank Discount Notes5	10/07/16	0.000	49,970,700
186,438	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.841	197,456
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 116,321	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.615%	$ 122,469
72,364	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	2.620	76,058
128,501	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	2.914	136,387
11,855,183	Federal National Mortgage Association (FNMA)	07/01/35	5.000	13,228,397
819,384	Federal National Mortgage Association (FNMA)	11/01/35	5.500	927,413
95,936	Federal National Mortgage Association (FNMA)2	07/01/36	2.751	101,729
203,180	Federal National Mortgage Association (FNMA)2	09/01/36	2.493	213,550
150,564	Federal National Mortgage Association (FNMA)2	01/01/37	2.755	159,096
703,474	Federal National Mortgage Association (FNMA)	08/01/37	5.500	795,325
7,947,803	Federal National Mortgage Association (FNMA)	08/01/37	5.500	8,999,173
3,561,624	Federal National Mortgage Association (FNMA)	06/01/40	6.500	4,269,377
35,000,000	Freddie Mac Discount Notes5	08/16/16	0.000	34,995,188
15,000,000	Freddie Mac Discount Notes5	09/21/16	0.000	14,992,903
20,000,000	Freddie Mac Discount Notes5	11/17/16	0.000	19,979,240
20,981	Government National Mortgage Association (GNMA)2	08/20/29	1.875	21,733
	Total U.S. Government Agency Obligations (Identified cost $487,648,573)			489,077,269

	TIME DEPOSITS (1.9%)

100,000,000	Wells Fargo	08/01/16	0.300	100,000,000
	Total Time Deposits (Identified cost $100,000,000)			100,000,000

	U.S. TREASURY BILLS (14.1%)

50,000,000	U.S. Treasury Bill5	08/04/16	0.000	49,999,094
50,000,000	U.S. Treasury Bill5	08/18/16	0.000	49,994,510
75,000,000	U.S. Treasury Bill5	09/01/16	0.000	74,984,295
90,000,000	U.S. Treasury Bill5	09/08/16	0.000	89,974,825
50,000,000	U.S. Treasury Bill5	09/15/16	0.000	49,981,188
85,000,000	U.S. Treasury Bill5	09/22/16	0.000	84,969,703
90,000,000	U.S. Treasury Bill5	10/06/16	0.000	89,960,040
65,000,000	U.S. Treasury Bill5	10/13/16	0.000	64,968,670
40,000,000	U.S. Treasury Bill5	10/20/16	0.000	39,977,120
50,000,000	U.S. Treasury Bill5	10/27/16	0.000	49,969,050
83,000,000	U.S. Treasury Bill5,6	11/03/16	0.000	82,942,066
	Total U.S. Treasury Bills (Identified cost $727,704,361)			727,720,561

TOTAL INVESTMENTS (Identified cost $5,193,257,285)7			100.0%	$5,173,077,239
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	1,596,641
NET ASSETS			100.0%	$5,174,673,880

_________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2016 was $2,284,727,457 or 44.2% of net assets. Unless otherwise noted, these securities are not considered illiquid.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2016 coupon or interest rate.
3	The Fund’s Investment Adviser has deemed this security to be illiquid based upon the SEC definition of an illiquid security.
4	Trust preferred security.
5	Security issued with zero coupon. Income is recognized through accretion of discount.
6	All or a portion of this security is held at the broker as collateral for open futures contracts.
7
The aggregate cost for federal income tax purposes is $5,193,257,285, the aggregate gross unrealized appreciation is $31,193,026 and the aggregate gross unrealized depreciation is $51,373,072 resulting in net unrealized depreciation of $20,180,046.

Abbreviations:
AGM	−	Assured Guaranty Municipal Corp.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2016
Asset Backed Securities	$ –	$1,497,787,582	$ 54,817,432	$1,552,605,014
Commercial Mortgage Backed Securities	–	461,252,131	–	461,252,131
Corporate Bonds	45,543,258	1,202,508,993	–	1,248,052,251
Loan Participations and Assignments	–	446,067,098	–	446,067,098
Municipal Bonds	–	148,302,915	–	148,302,915
U.S. Government Agency Obligations	–	489,077,269	–	489,077,269
Time Deposits	–	100,000,000	–	100,000,000
U.S. Treasury Bills	–	727,720,561	–	727,720,561
Total Investments, at value	$ 45,543,258	$5,072,716,549	$ 54,817,432	$5,173,077,239

Other Financial Instruments, at value
Financial Futures Contracts	$ (14,031,910)	$ –	$ –	$ (14,031,910)
Other Financial Instruments, at value	$ (14,031,910)	$ –	$ –	$ (14,031,910)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and   Level 2 during the period ended July 31, 2016.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2016:

Asset backed Securities
Balance as of October 31, 2015	$60,734,353
Purchases	–
Sales / Paydowns	(32,807,883)
Realized gains (losses)	106,710
Change in unrealized appreciation (depreciation)	(4,807,917)
Amortization	18,917
Transfers from Level 3*	(7,165,888)
Transfers to Level 3*	38,739,140
Balance as of July 31, 2016	$54,817,432

* Transfers are reflected at the value of the security at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs to determine fair value. Transfers from Level 3 to Level 2 were due to an increase in the availability of significant observable inputs to determine fair value.

The Fund’s investments classified as Level 3 were valued utilizing broker quotes.

B. FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2016:
Description	Number of Contracts	Expiration Date	Market Value	Notional Amount	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,425	September 2016	$ 531,075,000	$ 528,081,641	$ (2,993,359)
U.S. Treasury 5-Year Notes	5,030	September 2016	613,738,594	603,327,582	(10,411,012)
U.S. Treasury 10-Year Notes	175	September 2016	23,283,203	22,655,664	(627,539)
					$ (14,031,910)

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2016 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date:  September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
President - Principal Executive Officer

Date: September 29, 2016

By (Signature and Title)*

/s/ Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  September 29, 2016

* Print name and title of each signing officer under his or her signature.